FINANCIAL ASSETS HELD FOR TRADING / TRADING INVESTMENTS (Details) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Total	$ 77,041	$ 485,736
Chilean Central Bank And Government Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total	71,158	481,642
Chilean Central Bank And Government Securities [Member] | Chilean Central Bank Bonds [Member]
Disclosure of fair value measurement of assets [line items]
Total	22,947	272,272
Chilean Central Bank And Government Securities [Member] | Chilean Central Bank Notes [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank And Government Securities [Member] | Other Chilean Central Bank And Government Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total	48,211	209,370
Other Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total
Other Chilean Securities [Member] | Time Deposits In Chilean Financial Institutions [Member]
Disclosure of fair value measurement of assets [line items]
Total
Other Chilean Securities [Member] | Mortgage Finance Bonds Of Chilean Financial Institutions [Member]
Disclosure of fair value measurement of assets [line items]
Total
Other Chilean Securities [Member] | Chilean Financial Institution Bonds [Member]
Disclosure of fair value measurement of assets [line items]
Total
Other Chilean Securities [Member] | Chilean Corporate Bonds [Member]
Disclosure of fair value measurement of assets [line items]
Total
Other Chilean Securities [Member] | Other Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total
Foreign Financial Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total	5,883
Foreign Financial Securities [Member] | Foreign Central Banks And Government Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total
Foreign Financial Securities [Member] | Other Foreign Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Total	5,883
Investments In Mutual Funds [Member]
Disclosure of fair value measurement of assets [line items]
Total		4,094
Investments In Mutual Funds [Member] | Funds Managed By Related Entities [Member]
Disclosure of fair value measurement of assets [line items]
Total		4,094
Investments In Mutual Funds [Member] | Funds Managed By Others [Member]
Disclosure of fair value measurement of assets [line items]
Total